Segmented Information (Details) - Schedule of Segment Information for Operating Results - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Segment Information for Operating Results [Line Items]
Revenue	$ 215,187	$ 208,129
Costs of mine operations	(134,598)	(137,346)
Income from mine operations	80,589	70,783
Operating expenses	(12,417)	(16,825)
Impairment of mineral rights and properties	(4,251)	(20,211)
Finance items, net	6,034	1,396
Income tax expenses	(20,277)	(14,043)
Net income (loss)	49,678	21,100
Equity holders of the Company	36,306	20,608
Non-controlling interests	13,372	492
Mining Henan Luoning [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue	187,793	174,868
Costs of mine operations	(109,891)	(112,092)
Income from mine operations	77,902	62,776
Operating expenses	(3,335)	(2,540)
Impairment of mineral rights and properties
Finance items, net	2,237	2,526
Income tax expenses	(13,887)	(9,699)
Net income (loss)	62,917	53,063
Equity holders of the Company	49,396	41,600
Non-controlling interests	13,521	11,463
Mining Guangdong [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue	27,394	33,261
Costs of mine operations	(24,312)	(24,831)
Income from mine operations	3,082	8,430
Operating expenses	291	(223)
Impairment of mineral rights and properties
Finance items, net	409	423
Income tax expenses	(333)	(617)
Net income (loss)	3,449	8,013
Equity holders of the Company	3,416	7,935
Non-controlling interests	33	78
Mining Other [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations	(395)	(423)
Income from mine operations	(395)	(423)
Operating expenses	(41)	(77)
Impairment of mineral rights and properties		(20,211)
Finance items, net	(26)	(29)
Income tax expenses	7	62
Net income (loss)	(455)	(20,678)
Equity holders of the Company	(281)	(9,948)
Non-controlling interests	(174)	(10,730)
Administrative Beijing [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations
Income from mine operations
Operating expenses	(2,002)	(1,832)
Impairment of mineral rights and properties
Finance items, net	174	271
Income tax expenses
Net income (loss)	(1,828)	(1,561)
Equity holders of the Company	(1,828)	(1,561)
Non-controlling interests
Administrative Vancouver [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations
Income from mine operations
Operating expenses	(7,330)	(12,153)
Impairment of mineral rights and properties	(4,251)
Finance items, net	3,240	(1,795)
Income tax expenses	(6,064)	(3,789)
Net income (loss)	(14,405)	(17,737)
Equity holders of the Company	(14,397)	(17,418)
Non-controlling interests	$ (8)	$ (319)